INVESTMENTS IN ASSOCIATES - Narrative (Details) - AusNet Services Ltd $ in Millions	1 Months Ended
Feb. 28, 2022 USD ($)
Disclosure of Associates and Joint Ventures [Line Items]
Proportion of ownership interest in subsidiary	8.00%
Total consideration	$ 455